Securities and other financial assets, net (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Realized gain on sale of securities	$ 194	$ 766	$ 221
Realized loss on sale of securities	0	(517)	(577)
Net (loss) gain on sale of securities at fair value through other comprehensive income	$ 194	$ 249	$ (356)